Note 7 - Income Taxes - Significant Components of Consolidated Deferred Tax Assets (Details) - USD ($)	Mar. 31, 2020	Mar. 31, 2019
Depreciation	$ (128,868)	$ (954,569)
LIFO to average cost Section 481(a) adjustment	(602,220)	(903,330)
Total deferred tax liabilities	(731,088)	(1,857,899)
Inventory capitalization	85,137	106,856
Postretirement benefits other than pensions	24,127	50,798
Net operating loss carryforward - State	15,012
Restricted stock award compensation	200,949	120,510
Other	44,717	34,489
Total deferred tax assets	369,942	312,653
Net deferred tax liability	$ (361,146)	$ (1,545,246)